Related Party Transactions (Tables)	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 14, 2021
Aria Energy LLC [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of transactions and balances with these related parties
(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Sales of construction services	$—	$24
Sales of operations and maintenance services	$351	$746
Sales of administrative and other services	$97	$195

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Sales of construction services	$32	$9,983
Sales of operations and maintenance services	$1,215	$1,701
Sales of administrative and other services	$221	$409